Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Developing World Growth and Income Fund
Entity Central Index Key	0001584433
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
American Funds® Developing World Growth and Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class A
Trading Symbol	DWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 139	1.21%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 30.26% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class A (with sales charge) *	22.71%	3.14%	5.73%
American Funds Developing World Growth and Income Fund — Class A (without sales charge) *	30.26%	4.37%	6.36%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index
. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class C
Trading Symbol	DWGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 226	1.97%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 29.37% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class C (with sales charge) *	28.37%	3.58%	5.70%
American Funds Developing World Growth and Income Fund — Class C (without sales charge) *	29.37%	3.58%	5.70%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class T
Trading Symbol	TDWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 30.60% for the year ended November 30, 2025. That result compares with
a 29.51% gain for the MSCI Emerging Markets Index.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class T (with sales charge) 2	27.28%	4.10%	5.39%
American Funds Developing World Growth and Income Fund — Class T (without sales charge) 2	30.60%	4.62%	5.70%
MSCI Emerging Markets Index 3	29.51%	5.06%	6.69%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class F-1
Trading Symbol	DWGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 134	1.16%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.38% for
the
year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class F-1 *	30.38%	4.42%	6.39%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any
market
index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class F-2
Trading Symbol	DWGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 30.66% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class F-2 *	30.66%	4.71%	6.68%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class F-3
Trading Symbol	FDWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 30.92% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class F-3 2	30.92%	4.82%	6.36%
MSCI Emerging Markets Index 3	29.51%	5.06%	7.17%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-A
Trading Symbol	CDWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 140	1.22%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 30.28% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-A (with sales charge) *	25.71%	3.60%	5.95%
American Funds Developing World Growth and Income Fund — Class 529-A (without sales charge) *	30.28%	4.34%	6.33%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinves
te
d. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-C
Trading Symbol	CDWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 229	2.00%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 29.30% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-C (with sales charge) *	28.30%	3.52%	5.91%
American Funds Developing World Growth and Income Fund — Class 529-C (without sales charge) *	29.30%	3.52%	5.91%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-E
Trading Symbol	CDWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 160	1.39%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 30.10% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and
uti
lities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-E *	30.10%	4.17%	6.16%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-T
Trading Symbol	TWDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 30.65% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class 529-T (with sales charge) 2	27.32%	4.06%	5.35%
American Funds Developing World Growth and Income Fund — Class 529-T (without sales charge) 2	30.65%	4.59%	5.65%
MSCI Emerging Markets Index 3	29.51%	5.06%	6.69%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-F-1
Trading Symbol	CDWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 112	0.97%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 30.59% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials,
information
technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the
consumer
staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-F-1 *	30.59%	4.61%	6.58%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-F-2
Trading Symbol	FWDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 103	0.89%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 30.77% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains
for
the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in
the
consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class 529-F-2 2	30.77%	4.70%	6.93%
MSCI Emerging Markets Index 3	29.51%	5.06%	6.82%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-F-3
Trading Symbol	FWDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 97	0.84%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 30.84% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors
delivered
gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and
utilities
sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class 529-F-3 2	30.84%	4.75%	6.99%
MSCI Emerging Markets Index 3	29.51%	5.06%	6.82%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-1
Trading Symbol	RDWAX
Annual or Semi-Annual Statement [Text Block]	T his annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypo the tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 216	1.88%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.44% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-1 *	29.44%	3.69%	5.63%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-2
Trading Symbol	RDWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 213	1.86%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.48% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-2 *	29.48%	3.68%	5.63%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund sta ti stics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-2E
Trading Symbol	RDEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 178	1.55%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 29.83% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-2E *	29.83%	3.98%	5.95%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund stat is tics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-3
Trading Symbol	RDWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 164	1.43%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.03% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-3 *	30.03%	4.13%	6.10%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key f un d statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-4
Trading Symbol	RDWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 129	1.12%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.42% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-4 *	30.42%	4.45%	6.43%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund sta tisti cs
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-5E
Trading Symbol	RDWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 106	0.92%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 30.68% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-5E *	30.68%	4.66%	6.64%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-5
Trading Symbol	RDWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 96	0.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 30.73% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-5 *	30.73%	4.77%	6.75%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-6
Trading Symbol	RDWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 30.80% for the year ended November 30, 2025. That result compares with a 29.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Emerging market equities posted double-digit gains over the fund’s fiscal year, fueled by a softer U.S. dollar and leadership of China, South Korea and Taiwan. Stocks across those markets — as well as South Africa, Brazil, Mexico and others — recorded strong returns, supported by resilient exports despite U.S. tariff uncertainty and the global technology surge driven by artificial intelligence. In contrast, India’s market delivered muted gains, limited by steep U.S. tariffs and a weakening rupee.
Most sectors delivered gains for the fund, with financials, information technology, communication services and materials being particularly additive on an absolute basis. Returns from the industrials and health care sectors also contributed to the overall portfolio. Companies based in South China, Korea and Taiwan were likewise additive.
Conversely, holdings in the consumer staples and utilities sectors detracted from overall results. From a country perspective, investments in Indonesia detracted from the portfolio’s total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-6 *	30.80%	4.82%	6.80%
MSCI Emerging Markets Index †	29.51%	5.06%	7.85%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,165,000,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 13,000,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,165
Total number of portfolio holdings	141
Total advisory fees paid (in millions)	$ 13
Portfolio turnover rate	54%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)